Other income (Tables)	12 Months Ended
Dec. 31, 2021
Other income
Schedule of other income

	Year
	ended December 31,
	2021	2020
	€ 1,000	€ 1,000

Grant income	1,012	9,307
Other income	31	145
	1,043	9,452